SCHWAB INVESTMENTS
(the “Trust”)

Schwab YieldPlus Fund
(the “Fund”)

Supplement dated June 22, 2011 to the
Prospectus dated December 15, 2010, as supplemented
January 14, 2011 and May 13, 2011 and the
Summary Prospectus Dated May 13, 2011

At a meeting held on June 15, 2011, the Board of Trustees of the Trust approved the closing and liquidation of the Fund.

Accordingly, effective immediately (the “Closing Date”), the Fund is closed to new investors. Existing shareholders (including participants in 401(k) plans) as of the Closing Date may continue to purchase additional shares and receive dividends and/or distributions in the form of additional shares of the Fund, and registered investment advisers who maintain investments in the Fund as of the Closing Date may continue to make contributions on behalf of their clients. Effective as of the Closing Date, shareholders of other funds of the Trust will not be permitted to exchange any of their shares for shares of the Fund unless the shareholders are existing shareholders of the Fund as of the Closing Date.

The Fund will redeem all of its outstanding shares on or shortly after August 22, 2011 (the “Liquidation Date”), and distribute the proceeds to the Fund’s shareholders (subject to maintenance of appropriate reserves for liquidation and other expenses).

Effective June 16, 2011, through the Liquidation Date, the Fund’s investment adviser will waive fees and reimburse the Fund for all operating expenses.

As shareholders redeem shares of the Fund between the date of this supplement and the Liquidation Date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in the Fund’s assets. Accordingly, the Fund may not be able to achieve its investment objective and may deviate from its investment policies during the period between the date of this supplement and the Liquidation Date.

As is the case with other redemptions, each shareholder’s redemption, including a mandatory redemption, will constitute a taxable disposition of shares for shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG62543-00 (06/11) © 2011 All Rights Reserved

SCHWAB INVESTMENTS
(the “Trust”)

Schwab Short-Term Bond Market Fund
Schwab Total Bond Market Fund
(each, a “fund” and together, the “funds”)

Supplement dated June 22, 2011 to the
Prospectus dated December 15, 2010, as supplemented
January 14, 2011 and May 13, 2011

At a meeting held on June 15, 2011, the Board of Trustees of the Trust approved a reduction of the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of each fund, effective June 16, 2011, as follows:

	Current Net Operating	Current Net Operating	New Net Operating
	Expenses	Expense Limit	Expense Limit

Schwab Short-Term Bond Market Fund	0.55%	0.55%	0.29%
Schwab Total Bond Market Fund	0.55%	0.55%	0.29%

Accordingly, the “Fund fees and expenses” Section and “Example” Section for the Schwab Short-Term Bond Market Fund on Page 1 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses	0.32

Total annual fund operating expenses	0.62
Less expense reduction	(0.33)

Total annual fund operating expenses after expense reduction[1]	0.29

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years

$30	$93	$163	$368

Accordingly, the “Fund fees and expenses” Section and “Example” Section for the Total Bond Market Fund on Page 5 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.26
Distribution (12b-1) fees	None
Other expenses	0.32

Total annual fund operating expenses	0.58
Less expense reduction	(0.29)

Total annual fund operating expenses after expense reduction[1]	0.29

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees. The investment adviser and its affiliates have agreed to advance the fund certain litigation expenses in connection with certain legal matters (excluding amounts paid in connection with judgments and settlements) to the extent necessary to maintain these expense limitations. These advances are subject to repayment by the fund to the extent the litigation expenses are subsequently paid or reimbursed to the fund by its insurance carriers.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years

$30	$93	$163	$368

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG62541-00 (06/11) © 2011 All Rights Reserved

SCHWAB INVESTMENTS
(the “Trust”)

Schwab Inflation Protected Fund
(the “fund”)

Supplement dated June 22, 2011 to the
Prospectus dated December 15, 2010, as supplemented
January 14, 2011 and May 13, 2011 and
Summary Prospectus dated May 13, 2011

At a meeting held on June 15, 2011, the Board of Trustees of the Trust approved a reduction of the contractual expense limitation of the investment adviser and its affiliates on the net annual operating expenses of the fund, effective June 16, 2011, as follows:

Current Net Operating	Current Net Operating	New Net Operating
Expenses	Expense Limit	Expense Limit

0.50%	0.50%	0.29%

Accordingly, the “Fund fees and expenses” Section and “Example” Section on Page 13 of the Prospectus are deleted and replaced in their entirety with the following:

Fund fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
None
Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Management fees	0.30
Distribution (12b-1) fees	None
Other expenses	0.32

Total annual fund operating expenses	0.62
Less expense reduction	(0.33)

Total annual fund operating expenses after expense reduction[1]	0.29

[1]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.29% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. The figures are based on total annual fund operating expenses after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.

Expenses on a $10,000 investment

1 year	3 years	5 years	10 years

$30	$93	$163	$368

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG62542-00 (06/11) © 2011 All Rights Reserved

SCHWAB INVESTMENTS
(the “Trust”)

Schwab Inflation Protected Fund
(the “Fund”)

Supplement dated June 22, 2011 to the
Prospectus dated December 15, 2010, as supplemented
January 14, 2011 and May 13, 2011 and the Summary Prospectus dated May 13, 2011

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

At a meeting held on June 15, 2011, the Board of Trustees of the Trust approved: (1) a change to the Fund’s investment strategy to require that the Fund invest 80% of its net assets in treasury inflation-protected fixed income securities; and (2) a change to the Fund’s name to Schwab Treasury Inflation Protected Securities Fund. These changes will be effective on August 22, 2011.

1.	Change to Investment Policy

Effective August 22, 2011, the Fund’s investment strategy will change to require that the Fund invest 80% of its net assets in treasury inflation-protected fixed income securities. Accordingly, effective August 22, 2011, the Prospectus and Summary Prospectus are revised as follows:

The first sentence of the first paragraph of the “Principal investment strategies” Section on Page 13 of the Prospectus and Page 1 of the Summary Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund normally invests at least 80% of its net assets in treasury inflation-protected fixed income securities.

The first sentence of the first paragraph of the “Investment strategies” Section beginning on Page 30 of the Prospectus is deleted and replaced in its entirety with the following:

To pursue its goal, the fund normally invests at least 80% of its net assets in treasury inflation-protected fixed income securities.

2.	Change to Fund Name

Effective August 22, 2011, the Fund’s name will be changed to Schwab Treasury Inflation Protected Securities Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG62632-00 (06/11) © 2011 All Rights Reserved

SCHWAB INVESTMENTS
(the “Trust”)

Schwab Tax-Free YieldPlus Fund
Schwab California Tax-Free YieldPlus Fund
(each, a “Fund” and together, the “Funds”)

Supplement dated June 22, 2011 to the
Prospectus dated December 15, 2010 and the
Summary Prospectus Dated May 13, 2011

At a meeting held on June 15, 2011, the Board of Trustees of the Trust approved the closing and liquidation of each Fund.

Accordingly, effective immediately (the “Closing Date”), each Fund is closed to new investors. Existing shareholders (including participants in 401(k) plans) as of the Closing Date may continue to purchase additional shares and receive dividends and/or distributions in the form of additional shares of a Fund, and registered investment advisers who maintain investments in a Fund as of the Closing Date may continue to make contributions on behalf of their clients. Effective as of the Closing Date, shareholders of other funds of the Trust will not be permitted to exchange any of their shares for shares of a Fund unless the shareholders are existing shareholders of the Fund as of the Closing Date.

The Fund will redeem all of its outstanding shares on or shortly after August 22, 2011 (the “Liquidation Date”), and distribute the proceeds to each Fund’s shareholders (subject to maintenance of appropriate reserves for liquidation and other expenses).

Effective June 16, 2011, through the Liquidation Date, the Funds’ investment adviser will waive fees and reimburse the Funds for all operating expenses.

As shareholders redeem shares of a Fund between the date of this supplement and the Liquidation Date, the Fund may not be able to continue to invest its assets in accordance with its stated investment policies as a result of the decrease in the Fund’s assets. Accordingly, a Fund may not be able to achieve its investment objective and may deviate from its investment policies during the period between the date of this supplement and the Liquidation Date.

As is the case with other redemptions, each shareholder’s redemption, including a mandatory redemption, will constitute a taxable disposition of shares for shareholders who do not hold their shares through tax-advantaged plans. Shareholders should contact their tax advisors to discuss the potential income tax consequences of the liquidation.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

REG62544-00 (06/11) © 2011 All Rights Reserved